RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 5,890,621	$ 1,612,876
Series Fifteen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	40,762	25,000
Series Sixteen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	898,680	157,500
Series Seventeen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	4,855,319	464,062
Series Eighteen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	28,018	859,438
Series Nineteen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 67,842	$ 106,876